Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	6,412,900	$432,473
Bangkok Airways PCL, NVDR	1,758,400	348,774
Thai Airways International PCL, NVDR(a)	59,766	5,809

		787,056

Auto Components — 1.1%
Sri Trang Agro-Industry PCL, NVDR	2,222,845	1,965,657
Sri Trang Gloves Thaila, NVDR	1,040,100	2,587,356

		4,553,013

Banks — 8.0%
Bangkok Bank PCL, Foreign	1,386,500	5,706,421
Kasikornbank PCL, NVDR(b)	1,447,300	5,262,909
Kasikornbank PCL, Foreign	2,836,800	10,315,636
Kiatnakin Phatra Bank PCL, NVDR(b)	510,573	835,483
Krung Thai Bank PCL, NVDR	8,427,300	2,980,896
Siam Commercial Bank PCL (The), NVDR	2,052,600	5,801,564
Thanachart Capital PCL, NVDR(b)	702,500	789,587
Tisco Financial Group PCL, NVDR	488,500	1,267,678

		32,960,174

Beverages — 0.5%
Osotspa PCL, NVDR	1,811,200	2,185,415

Building Products — 0.2%
Dynasty Ceramic PCL, NVDR(b)	8,898,840	676,606

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR	4,287,500	2,976,446

Chemicals — 3.8%
Eastern Polymer Group PCL, NVDR	2,363,700	453,206
Indorama Ventures PCL, NVDR(b)	4,077,510	4,313,399
PTT Global Chemical PCL, NVDR	5,453,507	10,321,100
Vinythai PCL, NVDR(b)	570,100	444,772

		15,532,477

Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR(a)	2,859,900	1,730,121
Sino-Thai Engineering & Construction PCL, NVDR	2,574,928	1,132,117

		2,862,238

Construction Materials — 6.1%
Siam Cement PCL (The), NVDR	1,886,900	23,328,945
Tipco Asphalt PCL, NVDR(b)	1,713,100	1,036,355
TPI Polene PCL, NVDR(b)	13,878,500	701,954

		25,067,254

Consumer Finance — 3.0%
AEON Thana Sinsap Thailand PCL, NVDR(b)	180,900	953,836
JMT Network Services PCL, NVDR	860,100	952,508
Krungthai Card PCL, NVDR	1,865,600	3,145,309
Muangthai Capital PCL, NVDR(a)	1,789,600	3,194,658
Ratchthani Leasing PCL, NVDR(b)	4,780,527	587,886
Srisawad Corp PCL, NVDR	1,821,560	3,507,632

		12,341,829

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR	651,200	495,127

Diversified Telecommunication Services — 1.0%
Jasmine International PCL, NVDR(b)	9,239,668	1,020,181
True Corp. PCL, NVDR(b)	28,168,418	3,035,671

		4,055,852

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.7%
Delta Electronics Thailand PCL, NVDR	754,400	$5,760,873
Hana Microelectronics PCL, NVDR	1,358,900	1,920,429
Jay Mart PCL, NVDR	1,026,500	590,450
KCE Electronics PCL, NVDR(b)	1,980,100	2,634,678

		10,906,430

Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(b)	1,510,500	948,744
RS PCL, NVDR	1,055,500	617,598

		1,566,342

Food & Staples Retailing — 7.8%
Berli Jucker PCL, NVDR(b)	2,899,900	3,594,917
CP ALL PCL, NVDR(a)	14,124,800	28,249,600

		31,844,517

Food Products — 4.0%
Charoen Pokphand Foods PCL, NVDR(b)	9,361,400	8,897,198
GFPT PCL, NVDR(b)	1,209,600	559,815
Ichitan Group PCL, NVDR	1,294,400	466,412
Khon Kaen Sugar Industry PCL, NVDR	3,722,978	285,531
R+B Food Supply PLC, NVS	1,253,100	393,536
Taokaenoi Food & Marketing PCL, Class R, NVDR	1,159,100	417,659
Thai Union Group PCL, NVDR	7,509,900	3,748,743
Thai Vegetable Oil PCL, NVDR	1,072,653	1,152,437
Thaifoods Group PCL, NVDR	2,798,100	467,121

		16,388,452

Health Care Providers & Services — 5.9%
Bangkok Chain Hospital PCL, NVDR	3,308,125	1,531,033
Bangkok Dusit Medical Services PCL, NVDR	23,066,100	16,394,088
Bumrungrad Hospital PCL, NVDR	1,057,776	4,353,491
Chularat Hospital PCL, NVDR	11,939,000	1,002,481
Thonburi Healthcare Group PCL, NVDR	1,228,700	958,589

		24,239,682

Hotels, Restaurants & Leisure — 2.8%
Asset World Corp. PCL, NVDR	19,295,300	3,048,976
Central Plaza Hotel PCL, NVDR(a)(b)	1,139,600	915,447
Minor International PCL, NVDR(a)(b)	7,518,210	6,163,690
MK Restaurants Group PCL, NVDR	674,300	1,192,564

		11,320,677

Independent Power and Renewable Electricity Producers — 8.3%
B Grimm Power PCL, NVDR	1,886,300	3,055,494
Banpu Power PCL, NVDR	1,867,900	994,155
BCPG PCL, NVDR	1,627,250	796,142
CK Power PCL, NVDR(a)	5,882,160	991,703
Electricity Generating PCL, NVDR	700,600	5,002,631
Energy Absolute PCL, NVDR(b)	3,608,600	5,338,342
Global Power Synergy PCL, NVDR	1,706,600	3,963,261
Gulf Energy Development PCL, NVDR	5,672,200	6,562,876
Gunkul Engineering PCL, NVDR	9,640,722	796,754
Ratch Group PCL, NVDR	1,923,500	3,608,550
SPCG PCL, NVDR	1,174,600	834,840
Super Energy Corp. PCL, NVDR	39,578,750	1,203,717
TPI Polene Power PCL, NVDR(b)	6,078,000	892,110

		34,040,575

Insurance — 0.5%
Bangkok Life Assurance PCL, NVDR(a)	1,235,600	816,925
TQM Corp. PCL, NVDR(b)	289,400	1,195,868

		2,012,793

Media — 0.8%
Plan B Media PCL, NVDR	4,682,200	967,397

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
VGI PCL, NVDR	8,366,400	$2,129,629

		3,097,026

Multiline Retail — 1.2%
Central Retail Corp. PCL, NVDR(a)	4,377,034	4,702,599

Oil, Gas & Consumable Fuels — 14.9%
Bangchak Corp. PCL, NVDR	2,490,800	1,613,874
Banpu PCL, NVDR(b)	9,960,100	2,815,169
Esso Thailand PCL, NVDR(a)(b)	2,504,200	600,180
IRPC PCL, NVDR	27,251,600	2,450,392
Prima Marine PCL, NVDR	2,110,400	540,681
PTT Exploration & Production PCL, NVDR	3,361,284	10,750,553
PTT PCL, NVDR	27,638,100	36,546,248
Siamgas & Petrochemicals PCL, NVDR	1,773,100	603,733
Star Petroleum Refining PCL, NVS(b)	4,183,100	1,050,960
Thai Oil PCL, NVDR(b)	2,715,400	4,263,851

		61,235,641

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	841,100	1,007,930

Real Estate Management & Development — 6.7%
Amata Corp. PCL, NVDR(b)	2,080,300	1,155,340
AP Thailand PCL, NVDR	5,690,686	1,316,853
Bangkok Land PCL, NVDR(b)	27,238,600	918,459
Central Pattana PCL, NVDR	5,428,900	9,107,989
Land & Houses PCL, NVDR	20,232,300	5,250,365
MBK PCL, NVDR	2,248,400	981,120
Origin Property PCL, NVDR	2,070,600	530,484
Pruksa Holding PCL, NVDR(b)	1,583,500	654,339
Quality Houses PCL, NVDR	19,381,632	1,486,459
Sansiri PCL, NVDR(b)	28,678,137	748,950
SC Asset Corp. PCL, NVDR	3,528,304	319,589
Siam Future Development PCL, NVDR	2,550,553	413,147
Singha Estate PCL, NVDR	7,397,000	364,348
Supalai PCL, NVDR	3,618,200	2,141,018
WHA Corp. PCL, NVDR	21,630,240	2,245,255

		27,633,715

Road & Rail — 1.6%
BTS Group Holdings PCL, NVDR(b)	19,088,400	6,436,419

Specialty Retail — 2.6%
Com7 PCL, NVDR(b)	1,302,400	1,765,236
Dohome PLC, NVDR(b)	1,566,948	714,839
Home Product Center PCL, NVDR	14,303,073	6,950,584
PTG Energy PCL, NVDR	2,013,900	1,198,354

		10,629,013

Transportation Infrastructure — 6.8%
Airports of Thailand PCL, NVDR(b)	10,367,300	21,934,122
Bangkok Aviation Fuel Services PCL, NVDR(b)	460,800	356,454
Bangkok Expressway & Metro PCL, NVDR	18,481,153	5,590,167

		27,880,743

Security	Shares	Value

Water Utilities — 0.5%
Eastern Water Resources Development and Management PCL, NVDR	1,401,400	$435,477
TTW PCL, NVDR	3,368,266	1,414,115
WHA Utilities and Power PCL, NVDR(b)	2,766,400	380,437

		2,230,029

Wireless Telecommunication Services — 7.0%
Advanced Info Service PCL, NVDR	2,877,219	16,692,626
Intouch Holdings PCL, NVDR	5,429,700	9,961,929
Total Access Communication PCL, NVDR(b)	1,713,300	2,123,926

		28,778,481

Total Common Stocks — 100.1% (Cost: $499,327,428)		410,444,551

Warrants

Consumer Finance — 0.0%
JMT Network Services PCL, (Expires 05/16/22)(a)	106,158	0	(c)

Independent Power and Renewable Electricity Producers — 0.0%
BCPG PCL, (Expires 11/13/22)(a)(b)	1,875	437
BCPG PCL, (Expires 10/20/23)(a)(b)	1,875	455

		892

Real Estate Management & Development — 0.0%
MBK PCL, (Expires 11/15/23)(a)	102,464	34,550

Total Warrants — 0.0% (Cost: $0)		35,442

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	33,780,678	33,800,946
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,451,000	1,451,000

		35,251,946

Total Short-Term Investments — 8.6% (Cost: $35,250,406)		35,251,946

Total Investments in Securities — 108.7% (Cost: $534,577,834)		445,731,939

Other Assets, Less Liabilities — (8.7)%		(35,810,935)

Net Assets — 100.0%		$409,921,004

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,275,791	$13,538,940	(a)	$—	$(7,974)	$(5,811)	$33,800,946	33,780,678	$304,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,411,000	40,000	(a)	—	—	—	1,451,000	1,451,000	231		—

					$(7,974)	$(5,811)	$35,251,946		$304,948		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$410,444,551	$—	$—	$410,444,551
Warrants	892	34,550	—	35,442
Money Market Funds	35,251,946	—	—	35,251,946

	$445,697,389	$34,550	$—	$445,731,939

Portfolio Abbreviations - Equity

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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